Segment, Geographic and Other Revenue Information - Revenues By Products (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue from External Customer [Line Items]
Revenues	$ 67,425	[1]	$ 67,057	[1]	$ 49,269	[1]
Biopharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	57,747	[1]	58,523	[1]	45,448	[1]
Biopharmaceutical [Member] | Lipitor [Member]
Revenue from External Customer [Line Items]
Revenues	9,577	[2]	10,733	[2]	11,434	[2]
Biopharmaceutical [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	3,693		3,063		2,840
Biopharmaceutical [Member] | Prevnar 13/ Prevenar 13 [Member]
Revenue from External Customer [Line Items]
Revenues	3,657	[3]	2,416	[3]
Biopharmaceutical [Member] | Enbrel (Outside the U.S. and Canada) [Member]
Revenue from External Customer [Line Items]
Revenues	3,666	[3]	3,274	[3]	378	[3]
Biopharmaceutical [Member] | Celebrex [Member]
Revenue from External Customer [Line Items]
Revenues	2,523		2,374		2,383
Biopharmaceutical [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	1,981		1,928		1,892
Biopharmaceutical [Member] | Norvasc [Member]
Revenue from External Customer [Line Items]
Revenues	1,445		1,506		1,973
Biopharmaceutical [Member] | Zyvox [Member]
Revenue from External Customer [Line Items]
Revenues	1,283		1,176		1,141
Biopharmaceutical [Member] | Xalatan / Xalacom [Member]
Revenue from External Customer [Line Items]
Revenues	1,250		1,749		1,737
Biopharmaceutical [Member] | Sutent [Member]
Revenue from External Customer [Line Items]
Revenues	1,187		1,066		964
Biopharmaceutical [Member] | Geodon / Zeldox [Member]
Revenue from External Customer [Line Items]
Revenues	1,022		1,027		1,002
Biopharmaceutical [Member] | Premarin family [Member]
Revenue from External Customer [Line Items]
Revenues	1,013	[3]	1,040	[3]	213	[3]
Biopharmaceutical [Member] | Genotropin [Member]
Revenue from External Customer [Line Items]
Revenues	889		885		887
Biopharmaceutical [Member] | Detrol / Detrol LA [Member]
Revenue from External Customer [Line Items]
Revenues	883		1,013		1,154
Biopharmaceutical [Member] | Vfend [Member]
Revenue from External Customer [Line Items]
Revenues	747		825		798
Biopharmaceutical [Member] | Chantix / Champix [Member]
Revenue from External Customer [Line Items]
Revenues	720		755		700
Biopharmaceutical [Member] | BeneFIX [Member]
Revenue from External Customer [Line Items]
Revenues	693	[3]	643	[3]	98	[3]
Biopharmaceutical [Member] | Effexor [Member]
Revenue from External Customer [Line Items]
Revenues	678	[3]	1,718	[3]	520	[3]
Biopharmaceutical [Member] | Zosyn / Tazocin [Member]
Revenue from External Customer [Line Items]
Revenues	636	[3]	952	[3]	184	[3]
Biopharmaceutical [Member] | Pristiq [Member]
Revenue from External Customer [Line Items]
Revenues	577	[3]	466	[3]	82	[3]
Biopharmaceutical [Member] | Zoloft [Member]
Revenue from External Customer [Line Items]
Revenues	573		532		516
Biopharmaceutical [Member] | Caduet [Member]
Revenue from External Customer [Line Items]
Revenues	538		527		548
Biopharmaceutical [Member] | Revatio [Member]
Revenue from External Customer [Line Items]
Revenues	535		481		450
Biopharmaceutical [Member] | Medrol [Member]
Revenue from External Customer [Line Items]
Revenues	510		455		457
Biopharmaceutical [Member] | ReFacto AF/ Xyntha [Member]
Revenue from External Customer [Line Items]
Revenues	506	[3]	404	[3]	47	[3]
Biopharmaceutical [Member] | Prevnar / Prevenar (7-valent) [Member]
Revenue from External Customer [Line Items]
Revenues	488	[3]	1,253	[3]	287	[3]
Biopharmaceutical [Member] | Zithromax / Zmax [Member]
Revenue from External Customer [Line Items]
Revenues	453		415		430
Biopharmaceutical [Member] | Aricept [Member]
Revenue from External Customer [Line Items]
Revenues	450	[4]	454	[4]	435	[4]
Biopharmaceutical [Member] | Fragmin [Member]
Revenue from External Customer [Line Items]
Revenues	382		341		359
Biopharmaceutical [Member] | Cardura [Member]
Revenue from External Customer [Line Items]
Revenues	380		413		457
Biopharmaceutical [Member] | Rapamune [Member]
Revenue from External Customer [Line Items]
Revenues	372	[3]	388	[3]	57	[3]
Biopharmaceutical [Member] | Aromasin [Member]
Revenue from External Customer [Line Items]
Revenues	361		483		483
Biopharmaceutical [Member] | BMP2 [Member]
Revenue from External Customer [Line Items]
Revenues	340	[3]	400	[3]	81	[3]
Biopharmaceutical [Member] | Relpax [Member]
Revenue from External Customer [Line Items]
Revenues	341		323		326
Biopharmaceutical [Member] | Xanax XR [Member]
Revenue from External Customer [Line Items]
Revenues	306		307		318
Biopharmaceutical [Member] | Tygacil [Member]
Revenue from External Customer [Line Items]
Revenues	298	[3]	324	[3]	54	[3]
Biopharmaceutical [Member] | Neurontin [Member]
Revenue from External Customer [Line Items]
Revenues	289		322		327
Biopharmaceutical [Member] | Diflucan [Member]
Revenue from External Customer [Line Items]
Revenues	265		278		281
Biopharmaceutical [Member] | Arthrotec [Member]
Revenue from External Customer [Line Items]
Revenues	242		250		270
Biopharmaceutical [Member] | Unasyn [Member]
Revenue from External Customer [Line Items]
Revenues	231		244		245
Biopharmaceutical [Member] | Sulperazon [Member]
Revenue from External Customer [Line Items]
Revenues	218		213		204
Biopharmaceutical [Member] | Skelaxin [Member]
Revenue from External Customer [Line Items]
Revenues	203	[5]
Biopharmaceutical [Member] | Inspra [Member]
Revenue from External Customer [Line Items]
Revenues	195		157		130
Biopharmaceutical [Member] | Dalacin / Cleocin [Member]
Revenue from External Customer [Line Items]
Revenues	192		214		241
Biopharmaceutical [Member] | Methotrexate [Member]
Revenue from External Customer [Line Items]
Revenues	191		164		21
Biopharmaceutical [Member] | Toviaz [Member]
Revenue from External Customer [Line Items]
Revenues	187		137		59
Biopharmaceutical [Member] | Somavert [Member]
Revenue from External Customer [Line Items]
Revenues	183		157		147
Biopharmaceutical [Member] | Alliance revenues [Member]
Revenue from External Customer [Line Items]
Revenues	3,630	[6]	4,084	[6]	2,925	[6]
Biopharmaceutical [Member] | All Other Biopharmaceutical Products [Member]
Revenue from External Customer [Line Items]
Revenues	6,768	[7]	6,194	[7]	4,913	[7]
Other products [Member] | Animal Health [Member]
Revenue from External Customer [Line Items]
Revenues	4,184	[7]	3,575	[7]	2,764	[7]
Other products [Member] | Consumer Healthcare [Member]
Revenue from External Customer [Line Items]
Revenues	3,057	[3]	2,772	[3]	494	[3]
Other products [Member] | Nutrition [Member]
Revenue from External Customer [Line Items]
Revenues	2,138	[3]	1,867	[3]	191	[3]
Other products [Member] | Pfizer CentreSource [Member]
Revenue from External Customer [Line Items]
Revenues	$ 299		$ 320		$ 372

[1]	For 2011, includes King commencing on the acquisition date of January 31, 2011. For 2009, includes Wyeth commencing on the acquisition date of October 15, 2009.
[2]	On November 30, 2011, Lipitor lost exclusivity in the U.S. This loss of exclusivity reduced revenues by $326 million in 2011, in comparison with 2010.
[3]	Acquired from Wyeth.
[4]	Represents direct sales under license agreement with Eisai Co., Ltd.
[5]	Acquired from King.
[6]	Enbrel (in the U.S. and Canada), Aricept, Exforge, Rebif and Spiriva.
[7]	Includes products from legacy Pfizer, legacy Wyeth and legacy King.